Borrowings - Schedule of Analysis of Net Debt (Parenthetical) (Details) £ in Millions	Dec. 31, 2017 GBP (£)
Reynolds American Inc.
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price adjustments relating to acquisition	£ 947